Operating leases (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Total operating lease, right-of-use assets	$ 1,780	$ 5,577
Current portion of lease liabilities	598	4,965
Non-current portion of lease liabilities	1,272	476
Total lease liabilities	1,870	5,441
Time Charter in Vessels
Lessee, Lease, Description [Line Items]
Total operating lease, right-of-use assets		4,418
Current portion of lease liabilities		4,418
Offices
Lessee, Lease, Description [Line Items]
Total operating lease, right-of-use assets	1,780	1,159
Current portion of lease liabilities	598	547
Non-current portion of lease liabilities	$ 1,272	$ 476